Exhibit 99.11

Data Compare Summary (Total)

Run Date - 11/26/2024 10:46:26 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	248	0.00%	248
State	0	248	0.00%	248
Zip	0	248	0.00%	248
Note Date	0	248	0.00%	248
Original Loan Amount	0	248	0.00%	248
First Payment Date	0	248	0.00%	248
Original Term	0	248	0.00%	248
Amortization Term	0	248	0.00%	248
Original Interest Rate	0	248	0.00%	248
Borrower Qualifying FICO	3	248	1.21%	248
Amortization Type	0	248	0.00%	248
Representative FICO	4	248	1.61%	248
Lien Position	0	248	0.00%	248
Occupancy	0	248	0.00%	248
Purpose	0	248	0.00%	248
Appraised Value	1	248	0.40%	248
Contract Sales Price	4	248	1.61%	248
Balloon Flag	0	248	0.00%	248
Original CLTV	1	248	0.40%	248
Original LTV	1	248	0.40%	248
Origination Channel	0	248	0.00%	248
Appraisal Effective Date	0	248	0.00%	248
Investor: Qualifying Total Debt Ratio	12	248	4.84%	248
Initial Rate Lock Date	67	248	27.02%	248
Coborrower Qualifying FICO	0	151	0.00%	248
Total	93	6,103	1.52%	248